Calvert
Global Energy Solutions Fund
December 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Austria — 0.7%
Verbund AG	13,667	$ 1,266,541
		$ 1,266,541
Belgium — 0.6%
Umicore S.A.	38,172	$ 1,049,996
		$ 1,049,996
Brazil — 0.5%
Sao Martinho S.A.	153,552	$ 926,906
		$ 926,906
Canada — 4.3%
Algonquin Power & Utilities Corp.(1)	201,217	$1,269,518
Boralex, Inc., Class A	50,685	1,288,307
Brookfield Renewable Partners L.P.	53,475	1,405,323
Canadian Solar, Inc.(1)(2)	39,419	1,033,960
Innergex Renewable Energy, Inc.(1)	146,104	1,013,317
Northland Power, Inc.(1)	76,026	1,381,039
		$7,391,464
Chile — 0.7%
Sociedad Quimica y Minera de Chile S.A. ADR	20,398	$1,228,367
		$1,228,367
China — 5.5%
BYD Co., Ltd., Class H	39,000	$1,075,801
China Datang Corp. Renewable Power Co., Ltd., Class H	4,416,000	1,018,374
China Everbright Environment Group, Ltd.	3,169,037	1,031,598
Flat Glass Group Co., Ltd., Class H	482,000	813,572
NIO, Inc. ADR(2)	131,261	1,190,537
Xinyi Energy Holdings, Ltd.(1)	5,244,000	960,573
Xinyi Solar Holdings, Ltd.	1,652,000	965,835
XPENG, Inc. ADR(2)	58,073	847,285
Yadea Group Holdings, Ltd.(3)	428,000	753,867
Zhuzhou CRRC Times Electric Co., Ltd.	236,600	675,834
		$9,333,276
Denmark — 2.9%
Novozymes A/S, Class B	18,370	$1,009,861
Orsted A/S(3)	28,691	1,590,530
ROCKWOOL International A/S, Class B	3,144	919,848
Vestas Wind Systems A/S(2)	43,881	1,388,470
		$4,908,709
Finland — 0.5%
Neste Oyj	23,202	$824,827
		$824,827
France — 5.6%
Alstom S.A.	69,907	$942,714
Security	Shares	Value
France (continued)
Cie de Saint-Gobain S.A.	16,305	$ 1,202,450
Danone S.A.	13,724	890,393
Dassault Systemes SE	18,836	921,971
Engie S.A.	50,840	895,612
Legrand S.A.	10,816	1,126,337
Neoen S.A.(3)	37,883	1,268,566
Nexans S.A.	11,028	967,506
Schneider Electric SE	6,460	1,300,438
		$9,515,987
Germany — 8.5%
Bayerische Motoren Werke AG	8,466	$942,026
Daimler Truck Holding AG	26,953	1,012,464
Deutsche Post AG	18,803	930,674
Encavis AG(2)	75,406	1,297,044
Evonik Industries AG	46,083	941,427
Infineon Technologies AG	28,839	1,204,392
Mercedes-Benz Group AG	13,583	937,197
Nordex SE(2)	78,084	896,018
SGL Carbon SE(1)(2)	133,324	958,891
Siemens AG	7,173	1,345,721
Siemens Energy AG(2)	87,361	1,154,585
SMA Solar Technology AG(2)	13,820	925,772
VERBIO Vereinigte BioEnergie AG	28,513	941,109
Vitesco Technologies Group AG(2)	10,571	1,096,617
		$14,583,937
Greece — 0.6%
Terna Energy S.A.	59,219	$1,039,003
		$1,039,003
India — 0.6%
Siemens, Ltd.	19,665	$948,502
		$948,502
Ireland — 0.6%
Kingspan Group PLC	12,202	$1,054,562
		$1,054,562
Italy — 2.9%
Enel SpA	124,774	$928,295
ERG SpA(1)	38,134	1,216,552
Prysmian SpA	22,514	1,026,302
Snam SpA(1)	175,055	900,643
Terna - Rete Elettrica Nazionale(1)	109,421	912,862
		$4,984,654
Japan — 4.6%
Azbil Corp.(1)	26,100	$860,832
Daikin Industries, Ltd.	7,400	1,200,428
Fuji Electric Co., Ltd.	24,700	1,058,690
GS Yuasa Corp.	60,100	843,352

Calvert
Global Energy Solutions Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Mitsubishi Electric Corp.	88,300	$ 1,248,922
Nidec Corp.	23,300	939,156
West Holdings Corp.(1)	43,100	941,072
Yokogawa Electric Corp.	45,100	857,259
		$ 7,949,711
Netherlands — 1.2%
Alfen Beheer NV(1)(2)(3)	16,470	$ 1,099,174
Signify NV(3)	28,991	972,249
		$2,071,423
New Zealand — 2.3%
Infratil, Ltd.	209,432	$1,327,530
Mercury NZ, Ltd.	303,374	1,265,412
Meridian Energy, Ltd.	382,246	1,338,512
		$3,931,454
Norway — 1.3%
Norsk Hydro ASA	148,991	$1,001,458
Scatec ASA(3)	148,137	1,196,831
		$2,198,289
Singapore — 0.5%
City Developments, Ltd.	184,800	$930,467
		$930,467
South Korea — 2.9%
Doosan Fuel Cell Co., Ltd.(2)	43,069	$772,984
LG Chem, Ltd.	3,041	1,169,639
LG Display Co., Ltd.	95,647	941,711
LG Energy Solution, Ltd.(2)	3,224	1,063,970
SK IE Technology Co., Ltd.(2)(3)	16,025	975,041
		$4,923,345
Spain — 5.2%
Acciona S.A.	8,544	$1,258,055
Atlantica Sustainable Infrastructure PLC	55,821	1,200,151
Corp. ACCIONA Energias Renovables S.A.(1)	37,131	1,152,400
EDP Renovaveis S.A.(1)	69,917	1,431,293
Ence Energia y Celulosa S.A.(1)	292,541	916,997
Iberdrola S.A.	71,334	935,672
Redeia Corp. S.A.	52,619	867,089
Solaria Energia y Medio Ambiente S.A.(2)	58,093	1,195,456
		$8,957,113
Sweden — 3.0%
AddTech AB, Class B	46,665	$1,026,750
Castellum AB(2)	70,972	1,007,714
Fabege AB(1)	96,942	1,041,366
Munters Group AB(3)	56,364	919,103
Nibe Industrier AB, Class B(1)	160,254	1,125,369
		$5,120,302
Security	Shares	Value
Switzerland — 1.8%
ABB, Ltd.	28,631	$ 1,271,164
Accelleron Industries AG	28,561	893,253
Landis+Gyr Group AG	9,306	841,358
		$ 3,005,775
Taiwan — 3.9%
Advanced Energy Solution Holding Co., Ltd.	32,000	$ 783,305
Chroma ATE, Inc.	128,000	886,210
Delta Electronics, Inc.	117,000	1,193,216
Everlight Electronics Co., Ltd.	428,000	696,614
Simplo Technology Co., Ltd.	75,000	1,024,929
Sino-American Silicon Products, Inc.	165,000	1,051,686
Voltronic Power Technology Corp.	19,000	1,056,644
		$6,692,604
Thailand — 0.7%
Energy Absolute PCL NVDR, NVDR	909,100	$1,175,551
		$1,175,551
United Kingdom — 3.6%
Croda International PLC	15,285	$983,191
Johnson Matthey PLC	49,309	1,066,452
Linde PLC	2,134	876,455
National Grid PLC	85,424	1,150,774
Smart Metering Systems PLC	104,045	1,246,403
United Utilities Group PLC	63,932	863,611
		$6,186,886
United States — 34.5%
AAON, Inc.	13,722	$1,013,644
Acuity Brands, Inc.	4,951	1,014,113
AECOM	9,937	918,477
AES Corp. (The)	50,405	970,296
Alaska Air Group, Inc.(2)	23,354	912,441
Alphabet, Inc., Class A(2)	6,663	930,755
Ameresco, Inc., Class A(2)	23,985	759,605
Applied Materials, Inc.	5,895	955,403
Aptiv PLC(2)	12,519	1,123,205
Array Technologies, Inc.(2)	74,324	1,248,643
Autodesk, Inc.(2)	3,973	967,346
Bloom Energy Corp., Class A(1)(2)	65,409	968,053
BorgWarner, Inc.	31,726	1,137,377
Brookfield Renewable Corp., Class A	46,087	1,326,845
ChargePoint Holdings, Inc.(1)(2)	400,212	936,496
Clearway Energy, Inc., Class C	47,172	1,293,928
Cummins, Inc.	3,939	943,666
Eaton Corp. PLC	5,178	1,246,966
Emerson Electric Co.	12,719	1,237,940
EnerSys	10,985	1,109,046
Enphase Energy, Inc.(2)	11,218	1,482,347
Equinix, Inc.	1,083	872,237

Calvert
Global Energy Solutions Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
FedEx Corp.	3,352	$ 847,955
First Solar, Inc.(2)	7,306	1,258,678
General Mills, Inc.	13,631	887,923
Gibraltar Industries, Inc.(2)	11,833	934,570
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(1)	35,847	988,660
Hubbell, Inc.	3,894	1,280,853
International Business Machines Corp.	5,569	910,810
Itron, Inc.(2)	12,468	941,459
Johnson Controls International PLC	20,492	1,181,159
Livent Corp.(1)(2)	67,570	1,214,909
Microsoft Corp.	2,330	876,173
MYR Group, Inc.(2)	7,286	1,053,774
NextEra Energy Partners, L.P.	48,571	1,477,044
NextEra Energy, Inc.	15,092	916,688
ON Semiconductor Corp.(2)	17,300	1,445,069
Ormat Technologies, Inc.	18,069	1,369,450
Owens Corning	7,137	1,057,918
Plug Power, Inc.(1)(2)	226,394	1,018,773
Power Integrations, Inc.	13,101	1,075,723
Quanta Services, Inc.	4,608	994,406
Rockwell Automation, Inc.	3,884	1,205,904
SolarEdge Technologies, Inc.(1)(2)	12,627	1,181,887
Stanley Black & Decker, Inc.	9,714	952,943
SunPower Corp.(1)(2)	210,617	1,017,280
Sunrun, Inc.(2)	91,371	1,793,613
Tesla, Inc.(2)	5,778	1,435,718
Trane Technologies PLC	4,967	1,211,451
Universal Display Corp.	6,276	1,200,348
Vicor Corp.(2)	21,842	981,580
Waste Management, Inc.	5,164	924,872
Whirlpool Corp.	7,966	970,020
Wolfspeed, Inc.(1)(2)	27,256	1,185,909
		$59,162,348
Total Common Stocks (identified cost $189,539,766)		$171,361,999

Short-Term Investments — 7.2%
Affiliated Fund — 0.0%(4)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(5)	675	$ 675
Total Affiliated Fund (identified cost $675)		$ 675
Securities Lending Collateral — 7.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(6)	12,286,075	$ 12,286,075
Total Securities Lending Collateral (identified cost $12,286,075)		$ 12,286,075
Total Short-Term Investments (identified cost $12,286,750)		$ 12,286,750

Total Investments — 107.2% (identified cost $201,826,516)	$183,648,749
Other Assets, Less Liabilities — (7.2)%	$(12,397,065)
Net Assets — 100.0%	$171,251,684

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2023. The aggregate market value of securities on loan at December 31, 2023 was $19,249,619 and the total market value of the collateral received by the Fund was $20,569,018, comprised of cash of $12,286,075 and U.S. government and/or agencies securities of $8,282,943.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $8,775,361 or 5.1% of the Fund's net assets.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
(6)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Global Energy Solutions Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

At December 31, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	39.5%
Utilities	25.1
Information Technology	16.2
Consumer Discretionary	6.7
Materials	6.5
Real Estate	2.3
Consumer Staples	1.6
Energy	1.0
Financials	0.6
Communication Services	0.5
Total	100.0%
Abbreviations:
ADR	– American Depositary Receipt
NVDR	– Non-Voting Depository Receipt
PCL	– Public Company Limited
The Fund did not have any open derivative instruments at December 31, 2023.
Affiliated Investments
At December 31, 2023, the value of the Fund’s investment in Calvert Impact Capital, Inc., and in funds that may be deemed to be affiliated was $675, which represents less than 0.05% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$197,258	$ —	$ (200,000)	$ —	$2,742	$ —	$ 617	$ —
Short-Term Investments
Liquidity Fund, Institutional Class(2)	551,742	2,109,194	(2,660,261)	—	—	675	1,412	675
Total				$ —	$2,742	$675	$2,029

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Global Energy Solutions Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Austria	$ —	$1,266,541	$ —	$1,266,541
Belgium	—	1,049,996	—	1,049,996
Brazil	—	926,906	—	926,906
Canada	7,391,464	—	—	7,391,464
Chile	1,228,367	—	—	1,228,367
China	2,037,822	7,295,454	—	9,333,276
Denmark	—	4,908,709	—	4,908,709
Finland	—	824,827	—	824,827
France	—	9,515,987	—	9,515,987
Germany	1,096,617	13,487,320	—	14,583,937
Greece	—	1,039,003	—	1,039,003
India	—	948,502	—	948,502
Ireland	—	1,054,562	—	1,054,562
Italy	—	4,984,654	—	4,984,654
Japan	—	7,949,711	—	7,949,711
Netherlands	—	2,071,423	—	2,071,423
New Zealand	—	3,931,454	—	3,931,454
Norway	—	2,198,289	—	2,198,289
Singapore	—	930,467	—	930,467
South Korea	—	4,923,345	—	4,923,345
Spain	1,200,151	7,756,962	—	8,957,113
Sweden	—	5,120,302	—	5,120,302
Switzerland	—	3,005,775	—	3,005,775
Taiwan	—	6,692,604	—	6,692,604
Thailand	—	1,175,551	—	1,175,551
United Kingdom	876,455	5,310,431	—	6,186,886
United States	59,162,348	—	—	59,162,348
Total Common Stocks	$72,993,224	$98,368,775(1)	$ —	$171,361,999
Short-Term Investments:
Affiliated Fund	$675	$ —	$ —	$675
Securities Lending Collateral	12,286,075	—	—	12,286,075
Total Investments	$85,279,974	$98,368,775	$ —	$183,648,749

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.